SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,386	$ 1,485	¥ 7,474	¥ 6,946
Short-term investments	4,894	700	3,603
Other current assets	870	124	800
Total current assets	17,435	2,493	13,215
Total assets	64,774	9,263	62,552
Current liabilities:
Short-term debt	5,337	763	880
Amount due to subsidiaries	129	18	74
Accrued expenses and other current liabilities	4,902	702	4,006
Total current liabilities	19,127	2,735	13,321
Long-term debt	479	68	4,546
Total liabilities	51,816	7,410	50,281
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,105,094,690 and 3,098,323,810 shares issued as of December 31, 2024 and 2025, and 3,083,916,600 and 3,071,525,690 shares outstanding as of December 31, 2024 and 2025, respectively)	0	0	0
Treasury shares (21,178,090 and 26,798,120 shares as of December 31, 2024 and 2025, respectively)	(662)	(95)	(274)
Additional paid-in capital	9,653	1,381	9,620
Retained earnings	3,614	517	2,449
Accumulated other comprehensive income	199	28	382
Total equity	12,804	1,831	12,177
Total liabilities and equity	64,774	9,263	62,552
Parent Company
Current assets:
Cash and cash equivalents	1,836	263	1,869
Short-term investments	850	122	863
Other current assets	3	0	2
Total current assets	2,689	385	2,734
Investment in and amount due from subsidiaries	21,061	3,012	18,103
Total assets	23,750	3,397	20,837
Current liabilities:
Short-term debt	3,514	503	0
Amount due to subsidiaries	7,246	1,036	4,990
Accrued expenses and other current liabilities	186	27	76
Total current liabilities	10,946	1,566	5,066
Long-term debt	0	0	3,594
Total liabilities	10,946	1,566	8,660
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,105,094,690 and 3,098,323,810 shares issued as of December 31, 2024 and 2025, and 3,083,916,600 and 3,071,525,690 shares outstanding as of December 31, 2024 and 2025, respectively)	0	0	0
Treasury shares (21,178,090 and 26,798,120 shares as of December 31, 2024 and 2025, respectively)	(662)	(95)	(274)
Additional paid-in capital	9,653	1,381	9,620
Retained earnings	3,614	517	2,449
Accumulated other comprehensive income	199	28	382
Total equity	12,804	1,831	12,177
Total liabilities and equity	¥ 23,750	$ 3,397	¥ 20,837